BlackRock Balanced Capital Fund, Inc.
BlackRock Basic Value Fund, Inc.
BlackRock Bond Allocation Target Shares
Series C Portfolio
Series M Portfolio
Series N Portfolio
Series S Portfolio
Series P Portfolio
BlackRock Bond Fund, Inc.
BlackRock Total Return Fund
BlackRock High Income Fund
BlackRock Commodity Strategies Fund
BlackRock Global Dynamic Equity Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Funds
Asset Allocation Portfolio
All-Cap Global Resources Portfolio
Aurora Portfolio
Investment Trust
Exchange Portfolio
Global Opportunities Portfolio
Global Resources Portfolio
Global Science & Technology Opportunities Portfolio
Health Sciences Opportunities Portfolio
International Opportunities Portfolio
Capital Appreciation Portfolio
Mid-Cap Growth Equity Portfolio
Mid-Cap Value Equity Portfolio
Small Cap Growth Equity Portfolio
Small Cap Core Equity Portfolio
Small Cap Value Equity Portfolio
Small/Mid-Cap Growth Portfolio
U.S. Opportunities Portfolio
Index Equity Portfolio
Money Market Portfolio
Municipal Money Market Portfolio
U.S. Treasury Money Market Portfolio
North Carolina Municipal Money Market Portfolio
New Jersey Municipal Money Market Portfolio
Ohio Municipal Money Market Portfolio
Pennsylvania Municipal Money Market Portfolio
Virginia Municipal Money Market Portfolio
BlackRock Funds II
Aggressive Growth Prepared Portfolio
AMT-Free Municipal Bond Portfolio
BlackRock Strategic Portfolio I
Conservative Prepared Portfolio
Delaware Municipal Bond Portfolio
Emerging Market Debt Portfolio
Enhanced Income Portfolio
GNMA Portfolio
Government Income Portfolio
Growth Prepared Portfolio

High Yield Bond Portfolio
Income Portfolio
Income Builder Portfolio
Inflation Protected Bond Portfolio
Intermediate Bond Portfolio II
Intermediate Government Bond Portfolio
International Bond Portfolio
Kentucky Municipal Bond Portfolio
Long Duration Bond Portfolio
Low Duration Bond Portfolio
Managed Income Portfolio
Moderate Prepared Portfolio
Ohio Municipal Bond Portfolio
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050
Strategic Income Portfolio
Total Return Portfolio II
BlackRock Focus Growth Fund, Inc.
BlackRock Focus Value Fund, Inc.
BlackRock Fundamental Growth Fund, Inc.
BlackRock Global Allocation Fund, Inc.
BlackRock Global Emerging Markets Fund, Inc.
BlackRock Global Financial Services Fund, Inc.
BlackRock Global Growth Fund, Inc.
BlackRock Global SmallCap Fund, Inc.
BlackRock Global Technology Fund, Inc.
BlackRock Healthcare Fund, Inc.
BlackRock Index Funds, Inc.
BlackRock International Index Fund
BlackRock S&P 500 Index Fund
BlackRock Small Cap Index Fund
BlackRock International Value Trust
BlackRock International Value Fund
BlackRock Large Cap Series Funds, Inc.
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Retirement Portfolio
BlackRock Large Cap Core Retirement Portfolio
BlackRock Latin America Fund, Inc.
BlackRock Liquidity Funds
California Money Fund
Federal Trust Fund
Fed Fund
MuniCash

2

MuniFund
New York Money Fund
TempCash
TempFund
T-Fund
Treasury Trust Fund
BlackRock Mid Cap Value Opportunities Series, Inc.
BlackRock Mid Cap Value Opportunities Fund
BlackRock Multi-State Municipal Series Trust
BlackRock New York Municipal Bond Fund
BlackRock Municipal Bond Fund, Inc.
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund, Inc.
BlackRock Series Fund, Inc.
BlackRock Balanced Capital Portfolio
BlackRock Total Return Portfolio
BlackRock Fundamental Growth Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Portfolio
BlackRock Money Market Portfolio
BlackRock Large Cap Core Portfolio
BlackRock Utilities and Telecommunications Fund, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock Fundamental Growth V.I. Fund
BlackRock Global Growth V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Utilities and Telecommunications V.I. Fund
BlackRock Value Opportunities V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock High Income V.I. Fund
BlackRock Money Market V.I. Fund
BlackRock Value Opportunities Fund, Inc.
BlackRock World Income Fund, Inc.
Managed Account Series
High Income Portfolio
US Mortgage Portfolio
Global SmallCap Portfolio
Mid Cap Value Opportunities Portfolio

3

Merrill Lynch Funds For Institutions Series
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund
Merrill Lynch Institutional Fund
Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Tax-Exempt Fund
Merrill Lynch Select Institutional Fund
Merrill Lynch Ready Assets Trust
Merrill Lynch Retirement Series Trust
Merrill Lynch Retirement Reserves Money Fund
Merrill Lynch U.S. Treasury Money Fund
Merrill Lynch U.S.A. Government Reserves
CMA Government Securities Fund
CMA Money Fund
CMA Tax-Exempt Fund
CMA Treasury Fund
CMA Multi-State Municipal Series Trust
CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund
WCMA Government Securities Fund
WCMA Money Fund
WCMA Tax-Exempt Fund
WCMA Treasury Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 30, 2008 to the
Prospectus and Statement of Additional Information of each Fund

The following changes are made to the Prospectus and Statement of Additional Information of each Fund:

Effective October 1, 2008, BlackRock Investments, Inc., 40 East 52nd Street, New York, New York 10022, an affiliate of BlackRock Advisors, LLC, serves as the sole distributor of each Fund. Effective October 1, 2008, all references in the Prospectus and Statement of Additional Information to the Distributor will be to BlackRock Investments, Inc.

This Supplement should be retained with your Prospectus for future reference.

Code # BLKF-PR&SAI-SUP-1008